Net finance costs	6 Months Ended
Dec. 31, 2018
Net finance costs
Net finance costs

10Net finance costs

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	2017 £’000	2018 £’000	2017 £’000
Interest payable on bank loans and overdrafts	(261)	(297)	(525)	(701)
Interest payable on secured term loan facility and senior secured notes	(4,859)	(4,441)	(9,390)	(9,019)
Amortization of issue costs on secured term loan facility and senior secured notes	(165)	(160)	(321)	(311)
Foreign exchange (losses)/gains on unhedged US dollar borrowings	(1,316)	1,328	(1,535)	6,824
Unwinding of discount relating to registrations	(505)	(672)	(1,231)	(1,482)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(25)	(291)	56	(845)

Total finance costs	(7,131)	(4,533)	(12,946)	(5,534)
Total finance income - interest receivable on short-term bank deposits	785	170	1,474	388

Net finance costs	(6,346)	(4,363)	(11,472)	(5,146)